Schedule H, Line 4i - Schedule of Assets (Held at End of Year) 2 (Details) - EBP 20-3977125 001 [Member]	Dec. 31, 2025 USD ($)
EBP, Asset Held for Investment	$ 86,601,184
Mutual Fund [Member]
Current value	54,454,049
Common Collective Trust [Member]
Current value	$ 23,754,893